Intangibles	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles
Intangibles
Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Maintenance rights	$1,088,246	$1,464,599
Lease premium, net	24,944	37,259
	$1,113,190	$1,501,858

Movements in maintenance rights during the years ended December 31, 2018 and 2017 were as follows:

	Year Ended December 31,
	2018	2017
Maintenance rights at beginning of period	$1,464,599	$2,117,034
EOL and MR contract maintenance rights expense	(157,792)	(355,845)
MR contract maintenance rights write-off due to maintenance liability release	(29,656)	(77,494)
EOL contract maintenance rights write-off due to cash receipt	(99,671)	(106,433)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(89,234)	(112,663)
Maintenance rights at end of period	$1,088,246	$1,464,599

The following tables present details of lease premium and related accumulated amortization as of December 31, 2018 and 2017:

	As of December 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$73,300	$(48,356)	$24,944

	As of December 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$77,977	$(40,718)	$37,259

Lease premiums that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above.
During the years ended December 31, 2018, 2017 and 2016, we recorded amortization expense for lease premium of $10.6 million, $13.6 million and $19.8 million, respectively.
As of December 31, 2018, the estimated future amortization expense for lease premium was as follows:

Estimated amortization expense
2019	$9,692
2020	7,405
2021	5,394
2022	914
2023	712
Thereafter	827
$24,944
Intangibles (Continued)
Other intangibles
Other intangibles consisted of the following as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Goodwill	$58,094	$58,094
Customer relationships, net	261,941	283,118
Contractual vendor intangible assets	8,535	10,606
Tradename, net	—	3,694
	$328,570	$355,512

The following tables present details of customer relationships and tradename and related accumulated amortization as of December 31, 2018 and 2017:

	As of December 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(98,059)	$261,941
Tradename	40,000	(40,000)	—
	$400,000	$(138,059)	$261,941

	As of December 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(76,882)	$283,118
Tradename	40,000	(36,306)	3,694
	$400,000	$(113,188)	$286,812

During the years ended December 31, 2018, 2017 and 2016, we recorded amortization expense for customer relationships and tradename of $24.9 million, $31.2 million and $31.9 million, respectively.
During the years ended December 31, 2018, 2017 and 2016, we utilized $2.1 million, $10.4 million and $17.8 million, respectively, of contractual vendor intangible assets to reduce the cash outlay related to purchases of goods and services from our vendors.
As of December 31, 2018, the estimated future amortization expense for customer relationships was as follows:

Estimated amortization expense
2019	$21,176
2020	21,176
2021	21,176
2022	21,176
2023	21,176
Thereafter	156,061
$261,941